Satellites and Other Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2011	As of September 30, 2012
Satellites and launch vehicles	$7,825,259	$8,517,246
Information systems and ground segment	480,002	517,551
Buildings and other	284,742	291,875

Total cost	8,590,003	9,326,672
Less: accumulated depreciation	(2,447,272)	(2,923,594)

Total	$6,142,731	$6,403,078

Satellites and other property and equipment were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Satellites and launch vehicles	$7,145,919	$7,825,259
Information systems and ground segment	429,888	480,002
Buildings and other	282,633	284,742

Total cost	7,858,440	8,590,003
Less: accumulated depreciation	(1,861,157)	(2,447,272)

Total	$5,997,283	$6,142,731